Taxes (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)
Taxes [Line Items]
Statutory income tax rate	25.60%	25.60%	21.10%
Profit taxes rate	235.30%	235.30%	(70.50%)
Income taxes, description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Statutory income tax rate	26.50%	26.50%
Additional consumption tax amount (in Dollars)				$ 800,000
Inhabitant tax refund (in Dollars)			$ 80,000.00
Applicable consumption tax rate				8.00%
Tokyo Regional Taxation Bureau [Member]
Taxes [Line Items]
Consumption tax payable (in Dollars)				$ 2,011,005	$ 1,356,687
Minimum [Member]
Taxes [Line Items]
Foreign income tax rate	0.00%	0.00%
Maximum [Member]
Taxes [Line Items]
Foreign income tax rate	8.45%	8.45%
Applicable consumption tax rate				10.00%
Japan [Member]
Taxes [Line Items]
Statutory income tax rate	25.60%	25.60%	21.10%
Operating loss carryforward (in Dollars)				$ 3,150,439
Hong Kong [Member]
Taxes [Line Items]
Profit taxes rate	16.50%	16.50%
Effective income tax value (in Dollars)	$ 2,000,000
Hong Kong [Member] | TLS [Member]
Taxes [Line Items]
Profit taxes rate	8.25%	8.25%
Effective income tax value (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%
Reduced amount of effective rate (in Yuan Renminbi) | ¥		¥ 3
Reduced effective percentage	5.00%	5.00%
Operating loss carryforward (in Dollars)				25,039
Malaysia [Member]
Taxes [Line Items]
Foreign income tax rate	24.00%	24.00%
UNITED STATES
Taxes [Line Items]
Foreign income tax rate	21.00%	21.00%
Operating loss carryforward (in Dollars)				692,299	216,831
Canada [Member]
Taxes [Line Items]
Statutory income tax rate	11.50%	11.50%
Foreign income tax rate	15.00%	15.00%
Operating loss carryforward (in Dollars)				312,429	181,618
Australia [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%
Operating loss carryforward (in Dollars)				$ 83,786